As filed with the Securities and Exchange Commission on August 9, 2004

                                                             333-114788
                                                              811-21569


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                     FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             / X /
                                                                     ---
                           Pre-Effective Amendment No.               /  /
                                                                     ---

                           Post-Effective Amendment No. _1__        /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     / X /
                                                                     ---
                           Amendment No.  3                         / X /
                                                                     ---
                        (Check appropriate box or boxes)

                    PIONEER IBBOTSON ASSET ALLOCATION SERIES
               (Exact Name of Registrant as Specified in Charter)

                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 742-7825

     Dorothy E. Bourassa, Secretary, Pioneer Ibbotson Asset Allocation Series
                  60 State Street, Boston, Massachusetts 02109
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     _X__ immediately upon filing pursuant to paragraph (b)
     ___ on [date] pursuant to paragraph (b)
        60 days after filing pursuant to paragraph (a)(1)
     ---
     ___ on [date] pursuant to paragraph (a)(1)
     ___ 75 days after filing pursuant to paragraph (a)(2)
     ___ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
-----------------------------------    ----------------     --------------------

Multi-class prospectus
dated August 6, 2004                   August 6, 2004       0001016964-04-000333

Multi-class Statement of
Additional Information
dated August 6, 2004                   August 6, 2004       0001016964-04-000333

Exhibits as filed with
Pre-effective Amendment No. 2
to Registration Statement on
Form N-1A                               August 6, 2004      0001016964-04-000333

                                     PART C

                                OTHER INFORMATION



ITEM 16.  EXHIBITS

 (a)     1.1.  Agreement and Declaration of Trust.(1)
       (a)     1.2.  Certificate of Trust.(1)
       (a)     1.3.  Amended and Restated Declaration of Trust.(2)
       (a)     1.4.  Amendment to Certificate of Trust.(2)
       (b)     2.    By-Laws.(2)
       (c)     3.    None.
       (d)     4.1.  Management Contract (2)
       (d)     4.2.  Form of Sub-Advisory Agreement between Pioneer Investment
                     Management, Inc. and Ibbotson Associates.(2)
       (e)     5.1.  Underwriting Agreement between the Fund and
                     Pioneer Funds Distributor, Inc.(2)
       (e)     5.2.  Dealer Sales Agreement.(2)
       (f)     6.    None.
       (g)     7.    Custodian Agreement between the Fund and Brown Brothers
                     Harriman & Co.(2)
       (h)     8.1.  Investment Company Service Agreement between the Fund and
                     Pioneer Investment Management Shareholder Services,
                     Inc.(2)
       (h)     8.2.  Administration Agreement between the Fund and Pioneer
                     Investment Management, Inc. (formerly Pioneering Services
                     Corporation).(3)
       (h)     8.3.  Expense Limitation and Reimbursement Agreement.(2)
       (h)     8.4.  Form of BBH Administrative and Fund Accounting Agency
                     Agreement.(2)
       (h)     8.5.  Form of BBH Asset Allocation Administration Agreement.(2)
       (i)     9.    Opinion and Consent of Counsel.(2)
       (j)     10.1. Consent of Independent Registered Public
                     Accounting Firm.(2)
       (j)     10.2. Assistant Secretary's Certificate.(2)
       (k)     11.   None.
       (l)     12.1  Share Purchase Agreement-Pioneer Ibbotson Moderate
                     Allocation Fund.(2)
       (l)     12.2  Share Purchase Agreement-Pioneer Ibbotson Growth
                     Allocation Fund.(2)
       (l)     12.3  Share Purchase Agreement-Pioneer Ibbotson Aggressive
                     Allocation Fund.(2)
       (m)     13.1. Distribution Plan relating to Class A shares
                     Pioneer Ibbotson Moderate Allocation Fund.(2)
       (m)     13.2. Distribution Plan relating to Class A shares
                     Pioneer Ibbotson Growth Allocation Fund.(2)
       (m)     13.3. Distribution Plan relating to Class A shares
                     Pioneer Ibbotson Aggressive Allocation Fund.(2)
       (m)     13.4. Distribution Plan relating to Class B shares
                     Pioneer Ibbotson Moderate Allocation Fund.(2)
       (m)     13.5. Distribution Plan relating to Class B shares
                     Pioneer Ibbotson Growth Allocation Fund.(2)
       (m)     13.6. Distribution Plan relating to Class B shares
                     Pioneer Ibbotson Aggressive Allocation Fund.(2)
       (m)     13.7. Distribution Plan relating to Class C shares
                     Pioneer Ibbotson Moderate Allocation Fund.(2)
       (m)     13.8. Distribution Plan relating to Class C shares
                     Pioneer Ibbotson Growth Allocation Fund.(2)
       (m)     13.9. Distribution Plan relating to Class C shares
                     Pioneer Ibbotson Aggressive Allocation Fund.(2)
       (n)     14.1. Multiple Class Plan pursuant to Rule 18f-3
                     Pioneer Ibbotson Moderate Allocation Fund.(2)
       (n)     14.2. Multiple Class Plan pursuant to Rule 18f-3
                     Pioneer Ibbotson Moderate Allocation Fund.(2)
       (n)     14.3. Multiple Class Plan pursuant to Rule 18f-3
                     Pioneer Ibbotson Aggressive Allocation Fund.(2)
       (p)     15.   Pioneer Code of Ethics.(2)
       N/A     16.   Powers of Attorney.(1)

------------------

(1) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Registration Statement on Form N-1A (the "Registration Statement") (File No. 333-114788) as filed with the Securities and Exchange Commission (the "SEC") on April 23, 2004 (Accession No. 0001288255-04-000006).

(2) Previously filed. Incorporated herein by reference from the exhibits filed in the Fund's Pre-effective amendment No. 2 to the Registration Statement on Form N-1A (the "Registration Statement") (File No. 333-114788) as filed with the Securities and Exchange Commission (the "SEC") on August 6, 2004 (Accession No. 0001016964-04-000333).

(3) Filed herewith.

Item 24.  Persons Controlled by or Under Common Control with the Fund

     None.

Item 25.  Indemnification

         Except for the Agreement and Declaration of Trust, dated April 22, 2004 (the "Declaration"), establishing the Fund as a statutory trust under Delaware law, there is no contract, arrangement or statute under which any Trustee, officer, underwriter or affiliated person of the Fund is insured or indemnified. The Declaration provides that every person who is, or has been, a Trustee or an officer, employee or agent of the Fund shall be indemnified by the Fund or the appropriate Fund series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be available to Trustees, officers and controlling persons of the Fund pursuant to the foregoing provisions, or otherwise, the Fund has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Fund of expenses incurred or paid by a Trustee, officer or controlling person of the Fund in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Fund will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 26.  Business and Other Connections of Investment Adviser

     Pioneer Investment Management, Inc. ("Pioneer Investments") is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and is an indirect, wholly owned subsidiary of UniCredito Italiano S.p.A. ("UniCredito"). Pioneer Investments manages investment companies, pension and profit sharing plans, trusts, estates or charitable organizations and other corporations or business entities.

     To the knowledge of the Fund, none of Pioneer Investments' directors or executive officers is or has been during their employment with Pioneer Investments engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted below. Certain directors and officers, however, may hold or may have held various positions with, and engage or have engaged in business for, the investment companies that Pioneer Investments manages and/or other UniCredito subsidiaries.

                              OTHER BUSINESS, PROFESSION, VOCATION OR
                              EMPLOYMENT OF SUBSTANTIAL NATURE WITHIN LAST TWO
NAME OF DIRECTOR/OFFICER      FISCAL YEARS

John F. Cogan, Jr.            Of Counsel,
                              Wilmer Cutler Pickering Hale and Dorr LLP,
                              60 State Street, Boston, Massachusetts 02109

Item 27.  Principal Underwriters

         (a) See "Management of the Fund" in the Statement of Additional Information.

         (b)      Directors and officers of Pioneer Funds Distributor, Inc.:

                       POSITIONS AND OFFICES WITH   POSITIONS AND OFFICES WITH
       NAME            UNDERWRITER                  FUND

John F. Cogan, Jr.     Director and                 Chairman, President and
                                President Trustee

Steven M. Graziano     Director and Executive Vice
                                 President None

William F. O'Grady     Director and Executive
                               Vice President None

Scott C. Brandewiede   Senior Vice President        None

Jennifer Brountas      Senior Vice President        None

Daniel J. Brooks       Senior Vice President        None

Philip Haley           Senior Vice President        None

Julia Hoik             Senior Vice President        None

Barry Knight           Senior Vice President        None

William A. Misata      Senior Vice President        None

Donald S. O'Fee        Senior Vice President        None

Dusty W. Pascall       Senior Vice President        None

Steve Phillips         Senior Vice President        None

Natale Algiere         Senior Vice President        None

Michael B. Glenn       Senior Vice President        None

Marc Rappaport         Senior Vice President        None

Richard L. Sardelli    Senior Vice President        None

Jeffrey Saunders       Senior Regional Vice
                       President None

Juan Segui-Clausen     Senior Vice President        None

Kristine Swanson       Senior Vice President        None

Mark D. Goodwin        Treasurer                    None

Dorothy E. Bourassa    Clerk                        Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

         (c) Not applicable.

                   Item 28. Location of Accounts and Records

         The accounts and records are maintained at the Fund's office at 60 State Street, Boston, Massachusetts 02109; contact the Treasurer.

Item 29.  Management Services

     Not applicable.

Item 30.  Undertakings

     Not applicable.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Fund certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 9th day of August, 2004.

                                        PIONEER IBBOTSON ASSET ALLOCATION SERIES



                                        By:  /s/ Osbert M. Hood
                                             Osbert M. Hood
                                             Executive Vice President


     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

John F. Cogan, Jr.*            Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
Vincent Nave*                  Chief Financial Officer            )
Vincent Nave                   and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
John F. Cogan, Jr.*                                               )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret B. W. Graham*                                            )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
/s/ Osbert M. Hood                                                )
Osbert M. Hood                                                    )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ Osbert M. Hood               Dated: August 9, 2004   )
         Osbert M. Hood
         Attorney-in-fact

                                  EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.                Description

(h)     8.2.  Administration Agreement between the Fund and Pioneer
              Investment Management, Inc. (formerly Pioneering Services Corporation)